Group structure - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 23, 2020	Sep. 29, 2020	Sep. 09, 2020	Jun. 05, 2020
Disclosure of subsidiaries [line items]
Purchase consideration transferred	R$ 100,923
Acquisition of subsidiaries, net of cash acquired	62,443	R$ 0	R$ 10,413
Payable in installments	21,488
Contingent consideration	14,183
Fliper
Disclosure of subsidiaries [line items]
Purchase consideration transferred	47,259
Acquisition of subsidiaries, net of cash acquired	36,542
Payable in installments	0
Contingent consideration	10,100
Percentage of voting equity interests acquired							100.00%
DM10
Disclosure of subsidiaries [line items]
Purchase consideration transferred	17,000
Acquisition of subsidiaries, net of cash acquired	10,724
Payable in installments	6,000
Contingent consideration	0
Percentage of voting equity interests acquired						100.00%
Antecipa
Disclosure of subsidiaries [line items]
Purchase consideration transferred	36,665
Acquisition of subsidiaries, net of cash acquired	15,178
Payable in installments	15,487
Contingent consideration	R$ 4,083
Percentage of voting equity interests acquired					100.00%
Riza
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				100.00%